Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 11. Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s condensed consolidated financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the consolidated financial statements carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized. The Company recognized a de minimis tax expense due to small state refunds and extension filings in some US states during the three and six months ended June 30, 2021
.
The Company provides reserves for potential payments of taxes to various tax authorities related to uncertain tax positions. Amounts recognized are based on a determination of whether a tax benefit taken by the Company in its tax filings or positions is “more likely than not” to be sustained on audit. The amount recognized is equal to the largest amount that is more than 50% likely to be sustained. Interest and penalties associated with uncertain tax positions are recorded as a component of income tax expense. As of June 30, 2021 and December 31, 2020, the Company’s uncertain tax positions are not material and would not impact the effective tax rate if recognized as a result of the valuation allowance maintained against the Company’s net deferred tax assets.
The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are primarily comprised of net operating loss carryforwards and capitalized research and development costs at December 31, 2020. Since its inception, the Company has not recorded any income tax benefits for the net losses incurred or for the research and development tax credits earned in each year and interim period, as the Company believes, based upon the weight of available evidence, that it is more likely than not that all of its net operating loss carryforwards and tax credit carryforwards will not be realized. Management has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance has been established at December 31, 2020. Management has also asserted that there is no material adjustment to the valuation allowance at June 30, 2021.

Note 11. Income Taxes
The components of the Company’s loss before income taxes are as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Loss before income taxes:
Domestic	$(18,269)	$(29,944)
Foreign	395	84

Total	$(17,874)	$(29,860)

The components of the income tax provision are as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Current Provision
Federal	$—	$—
State	5	10
Foreign	106	5

Total current provision	111	15

Deferred Provision
Federal	—	—
State	—	—
Foreign	—	—

Total deferred provision	—	—

Total income tax expense	$111	$15

The overall effective tax rate differs from the statutory federal tax rate as follows:

	Year Ended December 31,
	% of Pretax Loss
	2020	2019
Statutory US federal rate	21.00%	21.00%
State income taxes	1.85	2.19
Stock-based compensation	(1.06)	(0.23)
Nondeductible expenses	(0.61)	(0.22)
Global intangible low-taxed income	(0.46)	(0.06)
Research & development credits	3.48	2.35
Valuation allowance	(25.18)	(25.65)
Change in statutory tax rate	(0.20)	—
Other rate items	0.24	0.50

Effective tax rate	(0.94)%	(0.12)%

Significant components of the Company’s net deferred tax assets are as follows:

	December 31,
(in thousands)	2020	2019
Deferred tax assets
Amortization	23	27
Deferred revenue	318	86
Deferred expenses	280	322
Reserves	560	713
Accrued expenses	453	97
Stock compensation	372	43
Uniform capitalization	45	31
Net operating losses	16,266	13,184
Research and development credits	3,085	2,467
Other state credits	147	141

Gross deferred tax assets	$21,546	$17,111
Less: Valuation allowance	(21,507)	(17,001)

Deferred tax liabilities
Depreciation	(39)	(110)
Unrealized foreign currency loss	(3)	—

Net deferred tax assets	$—	$—

The Company has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. There is no tax provision or tax benefit attributable to the net loss which differs from the amount computed by applying the US federal income tax rates of 21% to the pretax loss, primarily due to changes in valuation allowance, generation of research and development tax credits, and state taxes.
As of December 31, 2020, the Company had federal net operating loss carryforwards of $15.0 million that are subject to expire at various dates between 2033 and 2038, and net operating losses of $53.2 million, that have no expiration date and can be carried forward indefinitely. As of December 31, 2020, the Company has state tax net operating loss carryforwards of approximately $34.6 million, that are subject to expire at various dates between 2033 and 2044. At December 31, 2020, the Company had federal and state research and development tax credit carryforwards of $2.1 million and $1.3 million, respectively, available to reduce future income taxes payable which begin to expire in 2030.
Utilization of the net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, and similar state provisions, due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. As of December 31, 2020, the Company has not completed a 382 study to assess whether a change of ownership has occurred since its formation
.
The Company has not conducted a study of its research and development credit carryforwards. This study may result in an adjustment to research and development credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheets or statements of operations if an adjustment were required.

Uncertain tax positions represent tax positions for which reserves have been established. The Company’s policy is to record interest and penalties related to uncertain tax positions as part of income tax expense. Reserves for uncertain tax positions as of December 31, 2020 are not material and would not impact the effective tax rate if recognized as a result of the valuation allowance maintained against the Company’s net deferred tax assets.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business the Company is subject to examination by federal, state and foreign jurisdictions, where applicable. There are currently no pending income tax examinations. The Company is open to future tax examination under statute from 2016 to the present; however, carryforward attributes that were generated prior to January 1, 2016 may still be adjusted upon examination by federal, state or local tax authorities to the extent utilized in an open tax year or in future periods.
As of December 31, 2020, the Company has not provided for deferred income taxes on undistributed earnings of its foreign subsidiaries since these earnings are deemed to be indefinitely reinvested. Upon distribution of those earnings in the form of dividends or otherwise, the Company could be subject to income taxes as well as withholding taxes. The amount of taxes attributable to the undistributed earnings is immaterial
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The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are primarily comprised of net operating loss carryforwards and capitalized research and development costs. Management has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance of $21.5 million has been established at December 31, 2020.
The following table presents the changes in the balance of the Company’s deferred income tax asset valuation allowance:

	Year Ended December 31,
(in thousands)	2020	2019
Balance at beginning of year	$17,001	$9,343
Additions charged to expense	4,465	7,658

Balance at end of year	$21,466	$17,001